Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2020
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2019	2020
	RMB	RMB
Land use rights	5,868,774	6,511,497
Less: accumulated amortization	(272,658)	(393,697)
Less: impairment	(55,008)	(55,008)

Land use rights, net	5,541,108	6,062,792